Related Party Loan (Details) - USD ($)	9 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Convertible notes payable - related parties gross	$ 942,893
Less: debt discount	(278,436)
Convertible notes unamortized discount premium and debt issuance cost	664,457
Less: current debt	(25,000)
Total long-term debt	639,457
April 25, 2017 [Member]
Related Party Transaction [Line Items]
Convertible notes payable - related parties gross
Interest rate	12.00%
Maturity date	Sep. 01, 2017
Warrants quantity	17,500
Warrants exercise price	$ 0.20
April 25, 2017 [Member]
Related Party Transaction [Line Items]
Convertible notes payable - related parties gross	$ 25,000
Interest rate	12.00%
Maturity date	Sep. 01, 2017
Warrants quantity	17,500
Warrants exercise price	$ 0.20
August - September 2017 [Member]
Related Party Transaction [Line Items]
Convertible notes payable - related parties gross	$ 917,893
Interest rate	15.00%
Warrants quantity	4,589,466
Warrants exercise price	$ 0.20
August - September 2017 [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Maturity date	Aug. 31, 2019
August - September 2017 [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Maturity date	Sep. 30, 2019